Note 14 - Income Taxes - Components of Income Tax Provision (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Income (loss) before taxes for the year	$ (6,898,108)	$ (3,615,375)	$ (4,472,170)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery based on above rates	$ (1,862,000)	$ (976,000)	$ (1,207,000)
Change in statutory, foreign tax, foreign exchange rates and other	0	35,000	(3,000)
Permanent difference	459,000	214,000	204,000
Impact of spin-out transaction	(129,000)	(527,000)	0
Impact of flow-through shares	1,462,000	130,000	124,000
Share issue costs	(319,000)	(182,000)	(129,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses	1,234,000	330,000	(94,000)
Change in unrecognized deductible temporary differences	(845,000)	976,000	1,105,000
Deferred income tax recovery	$ 0	$ 0	$ 0